Investment Strategy - Defiance U.S. Dividend Equity Paid Weekly ETF	Dec. 19, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks income and capital appreciation. The Fund’s strategy involves:

●	investing (i) directly in underlying holdings of the Schwab U.S. Dividend Equity ETF (“SCHD”), an exchange-traded fund that seeks to track the performance of the Dow Jones U.S. Dividend 100 Index, and/or (ii) SCHD itself; and

●	generating options premiums by selling (writing) options on (i) underlying holdings of SCHD (or highly correlated securities), and/or (ii) SCHD itself. The Fund’s options portfolio seeks a target annual cash distribution level of 10%.

Equity Strategy

To seek to achieve capital appreciation, the Fund invests in SCHD and/or its underlying holdings. SCHD is an exchange-traded fund that seeks to track the performance of the Dow Jones U.S. Dividend 100 Index (the “Index”). The Index is composed of high dividend yielding U.S. stocks with a record of consistent dividend payments and strong fundamentals (i.e., strong financial and other characteristics indicative of a company’s value).

The Fund may invest in all of SCHD’s underlying holdings, or it may invest in SCHD’s underlying holdings based on a representative sampling strategy, meaning the Adviser selects a core group of SCHD holdings whose risk, return and other characteristics closely resemble the risk, return and other characteristics of SCHD’s overall portfolio. The Fund makes no guarantee that the Equity Strategy’s performance will directly match the performance of SCHD, and some variance (at times meaningful) should be anticipated. The Fund invests directly in shares of SCHD rather than its underlying holdings when the Adviser determines that doing so would better support the Fund’s income and capital appreciation objectives.

The Fund utilizes SCHD or its underlying holdings as its core investments to gain diversified exposure to high-quality U.S. companies with a focus on dividend sustainability and growth. While the Fund does not track the Index, through the Equity Strategy, the Fund’s equity exposure is shaped by the Index’s underlying methodology and characteristics. Dividends paid on the Equity Strategy’s holdings will also contribute to the Fund’s objective of seeking income.

Options Strategy – Seeking Premiums

Separately, the Fund employs various options strategies focused on generating options premiums. Generally speaking, the Fund sells (writes) options on (i) underlying securities or SCHD (or highly correlated securities), and/or (ii) SCHD itself (together, the “Underlying Securities”), receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions. The Adviser uses one or more options strategies to seek to generate net premiums (i.e., option premiums received, less option premiums paid). Actual results may vary and are not guaranteed. Receipt of an option premium does not always represent income; depending on the outcome of the overall options transaction.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Annual 10% Target Distribution

While the Fund seeks to provide weekly cash distributions, the Fund’s options strategies are designed to seek net premiums of approximately 0.85% per month. The Fund has also established a target annual cash distribution level of approximately 10% of its net asset value (the “Annual 10% Target”). This target reflects the Adviser’s expectations based on the premiums the Fund seeks to generate and the annualized effect of those premiums. In practice, the Fund’s options strategies are designed to seek monthly distribution levels of roughly 0.85%, which, when annualized, correspond to the Annual 10% Target. The Annual 10% Target is not a guarantee, nor does it represent a 10% yield or a 10% total return. Actual distributions may be higher or lower depending on market conditions and the Fund’s results.

To the extent the Fund’s returns fall short of the Annual 10% Target, distributions will reduce the Fund’s net asset value (NAV). Although stated as an annual target, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

The Fund seeks to pay distributions on a weekly basis, but there is no assurance the Fund will achieve the Annual 10% Target in any year.

Cash and Treasuries

Additionally, the Fund will maintain an allocation to cash or U.S. Treasuries, generally between 0% and 20% of total assets. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Additional Information

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to stocks of dividend paying U.S. companies, which may include direct investments in the stocks of those companies. For the purposes of this policy, U.S. companies are companies domiciled in the United States or whose primary listing is on a U.S. securities exchange.

For additional information about options contracts and the Fund’s Options Strategies, see “Additional Information About the Fund” in the prospectus.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. There is no guarantee that the Fund will achieve the Annual 10% Target. The Fund’s exposure to the Equity Strategy may significantly affect overall Fund performance. If the value of holdings in the Equity Strategy decline, losses may fully offset, or even exceed, any income generated, leading to negative returns. The pursuit of income does not protect the Fund from losses tied to adverse movements in the Equity Strategy.

SCHD

SCHD’s investment objective is to track the performance, before fees and expenses, of the Dow Jones U.S. Dividend 100 Index. SCHD is a passively-managed ETF that, under normal circumstances, invests at least 90% of its net assets (plus any borrowings for investment purposes) in the equity securities included in the Index. The Dow Jones U.S. Dividend 100 Index is designed to measure the performance of high dividend yielding U.S. stocks with a record of consistently paying dividends and demonstrating fundamental strength relative to their peers, based on key financial ratios.

The Index is a subset of the Dow Jones U.S. Broad Market Index and includes 100 components selected based on a multi-factor screening methodology. Eligible stocks must have paid dividends for at least 10 consecutive years, have a minimum float-adjusted market capitalization of $500 million, and meet liquidity requirements. From this universe, stocks are selected using four fundamental criteria: cash flow to total debt, return on equity, dividend yield, and 5-year dividend growth rate. The Index excludes real estate investment trusts (REITs), master limited partnerships, preferred stocks, and convertible securities.

The Index is weighted using a modified market capitalization approach. No individual security can constitute more than 4% of the Index, and no sector, as defined by the Index provider, may exceed 25% of the Index weight at the time of construction, reconstitution, or rebalance. The Index is reviewed annually and rebalanced quarterly.

SCHD generally seeks to replicate the performance of the Index by holding securities in the same proportions as the Index. However, the investment adviser may adjust weights for practical reasons such as avoiding odd-lot trades, addressing tax or liquidity considerations, or anticipating changes in Index composition. The fund may sell securities that are expected to be removed from the Index or buy securities in advance of their anticipated inclusion.

Under normal circumstances, SCHD may invest up to 10% of its net assets in securities not included in the Index. These may include securities expected to enter the Index, securities reflecting corporate actions, other investment companies, or derivatives—principally futures contracts. Derivatives may be used to manage cash positions and help minimize tracking error. The fund may also invest in cash and cash equivalents, including money market funds, and may engage in securities lending.

SCHD will concentrate its investments (i.e., hold more than 25% of total assets) in a particular industry or sector to approximately the same extent that the Index is so concentrated.

The information in this prospectus regarding SCHD comes from its filings with the SEC. You are urged to refer to the SEC filings made by SCHD and to other publicly available information (e.g., the ETF’s annual reports) to obtain an understanding of the ETF’s business and financial prospects. The description of SCHD’s principal investment strategies contained herein was taken directly from SCHD’s prospectus, dated February 28, 2025. You can find SCHD’s prospectus and other information about the ETF, including the most recent reports to shareholders, online by reference to the Investment Company Act File No. 811-22311 through the SEC’s website at www.sec.gov.

This document relates only to the securities offered hereby and does not relate to the shares of SCHD or other securities of SCHD. The Fund has derived all disclosures contained in this document regarding SCHD from the publicly available documents. None of the Fund, the Trust, the Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to SCHD. None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SCHD is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SCHD (and therefore the price of SCHD at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning SCHD could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation to you as to the performance of SCHD.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH SCHWAB STRATEGIC TRUST, SCHD, OR CHARLES SCHWAB INVESTMENT MANAGEMENT, INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, SCHWAB STRATEGIC TRUST, SCHD, OR CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.

Moreover, none of Schwab Strategic Trust, SCHD, or Charles Schwab Investment Management, Inc., has participated in the development of the Fund’s investment strategy. None of Schwab Strategic Trust, SCHD, or Charles Schwab Investment Management, Inc., selects or approves the Fund’s portfolio holdings, nor do they participate in the construction, design, or implementation of the Fund. None of Schwab Strategic Trust, SCHD, or Charles Schwab Investment Management, Inc., provides any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Schwab Strategic Trust, SCHD, or Charles Schwab Investment Management, Inc.

The Fund, the Trust, and the Adviser do not claim any ownership interest in any trademarks owned by Schwab Strategic Trust, SCHD, Charles Schwab Investment Management, Inc., or their affiliates. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to stocks of dividend paying U.S. companies, which may include direct investments in the stocks of those companies.